Borrowings (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total borrowings	$ 1,644,582
Less: current portion	24,186	19,261
Navios Holdings borrowings
Debt Instrument [Line Items]
Total borrowings	1,269,123	1,217,565
Navios Logistics borrowings
Debt Instrument [Line Items]
Other long-term loans	459	528
Total
Debt Instrument [Line Items]
Total borrowings	1,644,582	1,508,093
Plus: unamortized premium	0	3,156
Less: current portion	(24,186)	(19,261)
Total long-term borrowings	1,620,396	1,491,988
Commerzbank A.G. ($240,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Loan facility	59,216	66,086
Loan Facility Credit Agricole ($40,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Loan facility	23,702	26,112
Loan Facility Credit Agricole ($23,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Loan facility	17,479	18,841
Loan Facility Credit Agricole ($23,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Loan facility	17,950	19,350
Loan Facility DVB Bank SE ($72,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Loan facility	63,339	36,801
Loan Facility Credit Agricole ($22,500) | Navios Holdings borrowings
Debt Instrument [Line Items]
Loan facility	20,812	11,250
Loan Facility DVB ($40,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Loan facility	35,625	39,125
Alpha Bank ($31,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Loan facility	31,000	0
2019 Notes | Navios Holdings borrowings
Debt Instrument [Line Items]
Senior Notes	350,000	350,000
2022 Notes | Navios Holdings borrowings
Debt Instrument [Line Items]
Notes	650,000	650,000
2022 Senior Notes | Navios Logistics borrowings
Debt Instrument [Line Items]
Senior Notes	375,000	0
2019 Senior notes | Navios Logistics borrowings
Debt Instrument [Line Items]
Senior Notes	0	290,000
Total Navios Logistics borrowings | Navios Logistics borrowings
Debt Instrument [Line Items]
Total borrowings	$ 375,459	$ 290,528